INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS [Abstract]
Schedule of short term investments
As of December 31, 2015
Provision
		Gross	Gross	for
	Original	unrealized	unrealized	decline	Fair
	cost	gains	losses	in value	value
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments; Structured deposits	45,540	-	-	-	45,540

As of December 31, 2016
Provision
		Gross	Gross	for
	Original	unrealized	unrealized	decline	Fair	Fair
	cost	gains	losses	in value	value	value
	RMB	RMB	RMB	RMB	RMB	US$
Assets
Short-term investments; Structured deposits	100,000	-	-	-	100,000	14,403

Schedule of long term investments
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$
Cost Method Investments
Private companies	31,351	45,156	6,504
Limited partnerships	8,092	19,137	2,756
Cost of cost method investments	39,443	64,293	9,260
Impairment loss on equity investment	(5,000)	(8,583)	(1,236)
Carrying amount of cost method investments	34,443	55,710	8,024

Equity Method Investments
Private company	5,500	5,500	792
Limited partnership	20,796	20,796	2,995
Cost of equity method investments	26,296	26,296	3,787
Loss from equity method investment	(407)	(813)	(117)
Carrying amount of equity method investments	25,889	25,483	3,670

Available-for-sale investments
Available-for-sale investments	-	3,512	506
Change in fair value of available-for- sale investments	-	754	109
Carrying amount of available-for-sale investments	-	4,266	615
Total carrying amount of long-term investments	60,332	85,459	12,309